Note 20 - Cash and cash equivalents and other investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at banks	$ 370,487	$ 149,424
Liquidity funds	223,424	422,859
Short-term investments	1,043,910	519,244
Total cash and cash equivalents	1,637,821	1,091,527	$ 318,127
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	896,166	196,152
Bonds and other fixed income	834,281	211,953
Fund investments	239,184	30,343
Other investments	1,969,631	438,448
Other investments - non-current
Bonds and other fixed income	398,220	113,574
Others	7,411	6,328
Other investments	$ 405,631	$ 119,902